Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	¥ 16,244,554	¥ 15,744,516
Net change during the fiscal year	552,485	81,840	¥ (124,155)
Balance at end of fiscal year	16,296,522	16,244,554	15,744,516
Accumulated other comprehensive income (loss), net of taxes:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(289,481)	(420,417)	(284,269)
Net change during the fiscal year	516,514	130,902	(136,148)
Balance at end of fiscal year	227,033	(289,481)	(420,417)
Accumulated other comprehensive income (loss), net of taxes: | Revision of Prior Period, Accounting Standards Update, Adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	34	0
Balance at end of fiscal year	0	34	0
Net unrealized losses (gains) on investment securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(383,004)	(344,785)	(369,369)
Net change during the fiscal year	(291,226)	(38,253)	24,584
Balance at end of fiscal year	(674,230)	(383,004)	(344,785)
Net unrealized losses (gains) on investment securities | Revision of Prior Period, Accounting Standards Update, Adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	34	0
Balance at end of fiscal year	0	34	0
Net debt valuation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(37,862)	45,502	(8,670)
Net change during the fiscal year	23,324	(83,364)	54,172
Balance at end of fiscal year	(14,538)	(37,862)	45,502
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	19,029	(13,343)	(24,140)
Net change during the fiscal year	(13,060)	32,372	10,797
Balance at end of fiscal year	5,969	19,029	(13,343)
Defined benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	(20,382)	(337,918)	(208,273)
Net change during the fiscal year	49,506	317,536	(129,645)
Balance at end of fiscal year	29,124	(20,382)	(337,918)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of fiscal year	132,738	230,127	326,183
Net change during the fiscal year	747,970	(97,389)	(96,056)
Balance at end of fiscal year	¥ 880,708	¥ 132,738	¥ 230,127